John Hancock Financial Services, Inc.

John Hancock Place                          [LOGO OF JOHN HANCOCK]
Post Office Box 111
Boston, Massachusetts 02117
(617) 572-9197
Fax: (617) 572-9161
E-mail: jchoodlet@jhancock.com

James C. Hoodlet
Vice President and Counsel

VIA EDGAR

                                  May 3, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE John Hancock Life Insurance Company (U.S.A.)
   Registration Statements Filed On Form N-6

 John Hancock Life Insurance Company (U.S.A.) Account A (VUL       # 333-85284
 Accumulator II, EPVUL, Accumulation)
 John Hancock Life Insurance Company (U.S.A.) Account A (VUL       # 333-88748
 Protector)
 John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)     # 333-71136
 John Hancock Life Insurance Company (U.S.A.) Account A            # 333-100597
 (Survivorship VUL)
 John Hancock Life Insurance Company (U.S.A.) Account A            # 333-124150
 (Protection Variable Universal Life)
 John Hancock Life Insurance Company (U.S.A.) Account A (Majestic # 333-131299 Performance Variable Universal Life)
 John Hancock Life Insurance Company (U.S.A.) Account N            # 333-100567
 (Corporate VUL 03, Corporate VUL 04)
 John Hancock Life Insurance Company (U.S.A.) Account N            # 333-126668
 (Corporate VUL 05)

   John Hancock Life Insurance Company of New York
   Registration Statements Filed On Form N-6

 John Hancock Life Insurance Company of New York Account B (VUL # 333-85296 Accumulator)
 John Hancock Life Insurance Company of New York Account B (VUL # 333-88972 Protector 2002)
 John Hancock Life Insurance Company of New York Account B (SPVL)  # 333-33504

 John Hancock Life Insurance Company of New York Account B         # 333-100664
 (Survivorship VUL 2003)
 John Hancock Life Insurance Company of New York Account B         # 333-127543
 (Protection Variable Universal Life Insurance)
 John Hancock Life Insurance Company of New York Account B         # 333-131139
 (Corporate VUL 05)
 John Hancock Life Insurance Company of New York Account B         # 333-131134
 (Accumulation)

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

James C. Hoodlet
Vice President and Counsel